Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Intangible Assets, Net [Abstract]
Amortized of intangible assets	$ 1,491	$ 1,498
Intangible assets leaving balance	$ 60,607		$ 11,849